Schedule of Transactions with Related Parties (Details) (Parenthetical) - Wong Ka Ki [Member]			12 Months Ended
	Jul. 08, 2024 USD ($)	Jul. 08, 2024 AUD ($)	Sep. 30, 2025 USD ($)	[1]	Sep. 30, 2024 USD ($)		Sep. 30, 2023 USD ($)	[1]
Related Party Transaction [Line Items]
Proceeds from disposal of subsidiary percentage					100.00%
Proceeds from disposal of a subsidiary	$ 6,737	$ 10,000			$ 6,737	[1]

[1]	The amount for the year ended September 30, 2024 represented the proceeds of disposal of 100% shares in QBS Pty to Mr. Wong Ka Ki at a consideration of AUD10,000 (equivalent to $6,737) on July 8, 2024.